Accrued Liabilities	12 Months Ended
Jan. 31, 2020
Accrued Liabilities
ACCRUED LIABILITIES

6. ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	January 31,	January 31,
	2020	2019
Accrued salaries, vacation and related benefits	$13.9	$13.9
Accrued incentive compensation	2.3	9.1
Accrued property taxes	2.3	1.9
Other accrued liabilities	7.7	5.8
	$26.2	$30.7